Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transactions (Details) [Line Items]
Interest associated with loan	$ 678,000
Lease expense	29,582	$ 29,545		$ 37,198
Borrowing amount	1,800,000	6,500,000
Loan repaid amount	2,800,000	217,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	749,949
Hong Kong Dewang Limited [Member]
Related Party Transactions (Details) [Line Items]
Loan obtained amount	6,481,700	$ 17,632,000
Interest rate, percentage		4.75%	4.75%		4.75%
Zhejiang Wansi Computer Manufacturing Company Limited [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Lease terms		2 years	2 years
Zhejiang Wansi Computer Manufacturing Company Limited [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Lease terms		3 years	3 years
Shubo Qian [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount		$ 1,050,000
Jun Hu [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount		$ 2,081,000	¥ 14,500,000
Mr. Dong Hu [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount	$ 562,000
Gain on disposal (in Yuan Renminbi) | ¥					¥ 500,000